Filed under Rule 497(e)

Registration No. 811-7238

SUNAMERICA SERIES TRUST

Supplement to the Statutory Prospectus

Dated May 1, 2014

The following change is effective immediately:

Small Company Value Portfolio (the “Portfolio”). . In the Portfolio Summary, in the Investment Adviser section, the information about the current portfolio managers for Franklin Advisory Services, LLC (“Franklin”) all references to Bruce Baughman with respect to the Portfolio are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Christopher Meeker, CFA	2015	Research Analyst, Portfolio Manager
Steve Raineri	2012	Research Analyst, Lead Portfolio Manager
Don Taylor, CPA	2002	Chief Investment Officer, Senior Vice President, Portfolio Manager

In the Management section, under Information about the Subadvisers, under Franklin, the portfolio manager information is deleted in its entirety and replace with the following:

The Small Company Value Portfolio is managed by an investment team led by Steve Rainieri. Backup portfolio managers of the Portfolio include Don Taylor, CPA, and Christopher Meeker, CFA. Mr. Raineri joined Franklin in 2005 and is currently a Research Analyst and Portfolio Manager. Mr. Taylor joined Franklin in 1996 and currently serves as the Chief Investment Officer and Portfolio Manager. He is a member of the Franklin Equity Group U.S Value team. Mr. Meeker joined the Franklin in 2012. Prior to joining Franklin in 2012, he was a senior research analyst at Federated Global Investment Management with a focus on the international markets and coverage of the industrial consumer and technology sectors. Mr. Meeker is currently a Research Analyst and a Portfolio Manager. He is a member of the Franklin Equity Group U.S. Value team.

Please retain this supplement for future reference.

Date:     March 20, 2015

Versions:     Class 1 Version A; Class 1 & 3 Version C1 and Combined Master

Filed under Rule 497(e)

Registration No. 811-7238

SUNAMERICA SERIES TRUST

Supplement to the Statement of Additional Information

Dated May 1, 2014

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to Franklin Advisory Services, LLC, all reference to Bruce Baughman is deleted in its entirety. The Other Accounts section is supplemented with the following:

Advisers/ Subadviser		Other Accounts (As of March 1, 2015)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
	Portfolio Managers	No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
Franklin	Meeker, Christopher	--	--	--	--	--	--

Please retain this supplement for future reference.

Dated: March 20, 2015